UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21584

The Victory Institutional Funds
(Exact name of registrants as specified in charter)

3435 Stelzer Road Columbus, OH		43219
(Address of principal executive offices)		(Zip code)

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant's telephone number, including area code:		614-470-8000

Date of fiscal year end:	10/31/06

Date of reporting period:	1/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

The Victory Institutional Funds

Institutional Diversified Stock Fund

Schedule of Portfolio Investments

January 31, 2006

(Unaudited)

(Amounts in thousands, except shares)

	Shares or Principal Amount	Value
Commercial Paper (2.1%)
HSBC Finance Corp., 4.50%, 2/1/06	$1,252	$1,252
Total Commercial Paper (Cost $1,252)		1,252

Common Stocks (95.8%)
Aerospace/Defense (1.8%)
Honeywell International, Inc.	26,900	1,033
Airlines (0.9%)
JetBlue Airways Corp. (b)	40,800	532
Apparel / Footwear (0.7%)
Nike, Inc., Class B	4,775	387
Banks (2.6%)
Bank of America Corp.	34,100	1,508
Biotechnology (6.2%)
Amgen, Inc. (b)	32,550	2,373
Biogen Idec, Inc. (b)	28,300	1,266
		3,639
Brokerage Services (1.3%)
Merrill Lynch & Co., Inc.	10,500	788
Computers & Peripherals (4.2%)
International Business Machines Corp.	30,650	2,492
Cosmetics & Toiletries (3.1%)
Avon Products, Inc.	2,375	67
Procter & Gamble Co.	29,475	1,746
		1,813
Electronics (4.6%)
General Electric Co.	70,017	2,293
Koninklijke Philips Electronics N.V.	12,950	436
		2,729
Engineering (2.1%)
ABB Ltd., ADR (b)	112,600	1,230
Entertainment (1.7%)
The Walt Disney Co.	40,300	1,020
Financial Services (3.4%)
American Express Co.	17,600	923
Morgan Stanley	17,132	1,053
		1,976
Health Care (4.4%)
McKesson Corp.	16,900	896
Medtronic, Inc.	29,850	1,685
		2,581
Heavy Machinery (4.0%)
Caterpillar, Inc.	15,900	1,080

Deere & Co.	17,525	1,257
		2,337
Hotels & Motels (1.4%)
Starwood Hotels & Resorts Worldwide, Inc.	13,275	807
Insurance (5.6%)
American International Group, Inc.	29,725	1,945
CIGNA Corp.	1,200	146
Genworth Financial, Inc.	9,275	304
Marsh & McLennan Cos., Inc.	23,900	726
St. Paul Cos., Inc.	4,177	190
		3,311
Internet Service Provider (2.5%)
Yahoo, Inc. (b)	43,500	1,494
Manufacturing-Miscellaneous (0.6%)
Pentair, Inc.	8,850	340
Medical Services (1.2%)
Medco Health Solutions, Inc. (b)	8,900	481
UnitedHealth Group, Inc.	3,900	232
		713
Mining (5.1%)
Newmont Mining Corp.	44,200	2,732
Rio Tinto PLC, ADR	1,225	251
		2,983
Oil & Gas Exploration, Production & Services (4.1%)
Canadian Natural Resources Ltd.	12,021	745
Chesapeake Energy Corp.	16,800	589
Transocean, Inc. (b)	13,600	1,104
		2,438
Oil-Integrated Companies (1.7%)
Amerada Hess Corp.	5,050	782
Chevron Corp.	4,178	248
		1,030
Oilfield Services & Equipment (4.9%)
Halliburton Co.	36,250	2,884
Pharmaceuticals (4.6%)
Johnson & Johnson	9,075	522
Novartis AG, ADR	17,725	978
Pfizer, Inc.	46,000	1,181
		2,681
Railroads (1.5%)
Union Pacific Corp.	9,772	864
Real Estate Investment Trusts (1.4%)
Equity Office Properties Trust	25,650	816
Retail-Specialty Stores (1.5%)
Tiffany & Co.	22,975	866
Semiconductors (7.4%)
Applied Materials, Inc.	102,900	1,960
Freescale Semiconductor, Inc., Class B (b)	21,700	548
Maxim Integrated Products, Inc.	15,100	620
Micron Technology, Inc. (b)	86,500	1,270
		4,398
Software & Computer Services (6.2%)
First Data Corp.	13,600	613
Microsoft Corp.	56,300	1,585

Oracle Corp. (b)	119,714	1,505
		3,703
Telecommunications-Services & Equipment (3.3%)
Nokia Corp., ADR	105,000	1,930
Utilities-Telecommunications (1.8%)
Sprint Nextel Corp.	45,025	1,031
Total Common Stocks (Cost $52,272)		56,354

Investment Companies (1.8%)
streetTRACKS Gold Trust (b)	18,700	1,061
Total Investment Companies (Cost $953)		1,061

Total Investments (Cost $54,477) (a) - 99.7%		58,667
Other assets in excess of liabilities - 0.3%		206
NET ASSETS - 100.0%		$58,873

See notes to schedules of portfolio investments.

The Victory Institutional Funds

Victory Institutional Liquid Reserves Fund

Schedule of Portfolio Investments

January 31, 2006

(Unaudited)

(Amounts in thousands, except shares)

	Shares or Principal Amount	Value
Certificates of Deposit (21.0%)
ABN AMRO Bank, Chicago, 3.93%, 2/9/06	$16,000	$15,998
Bank of New York, 4.41%, 10/5/06	6,000	6,000
Barclays Bank NY PLC, 4.25%, 2/7/06	10,000	10,000
Credit Suisse First Boston NY, 4.35%, 2/6/06	10,000	10,001
HBOS Treasury Services NY, 3.25%, 2/8/06	5,000	5,000
HBOS Treasury Services NY, 4.28%, 9/29/06	2,000	2,000
Royal Bank of Scotland NY, 4.39%*, 3/15/06	7,000	7,000
Royal Bank of Scotland NY, 4.75%, 12/8/06	5,000	5,000
Total Certificates of Deposit (Amortized Cost $60,999)		60,999

Commercial Paper (21.3%)
Chesham Finance LLC, 4.51%, 2/1/06 (c)	12,000	12,000
Harrier Finance Funding US LLC, 3.95%, 2/28/06 (c)	5,000	4,985
Mont Blanc Capital Corp., 4.32%, 2/6/06 (c)	7,421	7,417
Old Line Funding Corp., 4.34%, 2/1/06 (c)	10,000	9,999
Societe Generale North America, 4.29%, 2/1/06	10,000	10,000
Thames Asset Global, 4.34%, 2/7/06 (c)	10,000	9,993
Windmill Funding Corp., 4.32%, 2/7/06 (c)	7,561	7,556
Total Commercial Paper (Amortized Cost $61,950)		61,950

Corporate Bonds (14.6%)
Bank One NA, 4.35%*, 5/1/06	10,000	10,003
BP Capital Markets PLC, 2.75%, 12/29/06	3,900	3,831
CIT Group, Inc., 6.50%, 2/7/06	5,500	5,502
General Electric Capital Corp., 5.35%, 3/30/06, MTN	2,500	2,504
HSBC Bank USA, 4.29%*, 5/4/06	5,700	5,700
Liberty Light US Capital, 4.36%*, 4/5/06, MTN (c)	10,000	10,000
Stanfield Victoria LLC, 4.44%*, 2/15/06, MTN (c)	5,000	5,000
Total Corporate Bonds (Amortized Cost $42,540)		42,540

Investment Company (0.0%)
Bank of New York Cash Reserve Fund	86,283	$86
Total Investment Company (Amortized Cost $86)		86

Municipal Bonds (1.8%)
North Carolina (1.8%)
Capital Facilities Finance Agency	5,200	5,200
Revenue, Wolfpack Powers, Series B, 4.47%*, 9/1/18, LOC Bank of America N.A.
Total Municipal Bonds (Amortized Cost $5,200)		5,200

Repurchase Agreements (36.1%)
Deutsche Bank Securities, Inc., 4.46%, 2/1/06 (Date of Agreement 1/31/06, Proceeds at maturity $75,009 Collateralized by $76,500 various U.S. Government securities, 4.00%-7.00%, 2/1/18-6/15/40, market value $76,150)	75,000	75,000

Morgan Stanley & Co., 4.46%, 2/1/06 (Date of Agreement 1/31/06, Proceeds at maturity $30,004 Collateralized by $35,865 various U.S. Government securities, 5.00%-6.00%, 3/1/34-8/1/34, market value $35,700)	30,000	30,000
Total Repurchase Agreements (Amortized Cost $105,000)		105,000

U.S. Government Agencies (6.8%)
Federal Home Loan Bank (3.8%)
4.02%, 7/20/06	5,000	4,986
3.85%, 8/4/06, Callable 2/4/06 @ 100	3,000	2,995
6.38%, 8/15/06	3,095	3,133
		11,114
Federal Home Loan Mortgage Corp. (1.3%)
2.05%, 6/16/06, MTN	3,780	3,749
Federal National Mortgage Assoc. (1.7%)
5.50%, 2/15/06	5,000	5,003
Total U.S. Government Agencies (Amortized Cost $19,866)		19,866

Total Investments (Amortized Cost $295,641) (a) - 101.6%		295,641
Liabilities in excess of other assets - (1.6)%		(4,687)
NET ASSETS - 100.0%		$290,954

See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments

(a)           Represents cost for financial reporting and federal income tax purposes.

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Institutional Diversified Stock Fund	$54,619,898	$4,824,461	$(777,246)	$4,047,215
Institutional Liquid Reserves Fund	295,641,284	—	—	—

(b)         Non-income producing securities.

(c)          Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors.  The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

*                 Variable rate security.  Rate presented represents rate in effect at January 31, 2006.  Maturity date reflects actual maturity date.

ADR — American Depositary Receipts

LLC — Limited Liability Corp.

LOC — Letter of Credit

MTN — Medium Term Note

PLC — Public Liability Co.

The Victory Institutional Funds

Notes to Schedules of Portfolio Investments, continued

January 31, 2006 (Unaudited)

The following is a summary of significant accounting policies followed by the Victory Institutional Funds (the “Funds”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price (“NOCP”), if applicable. If there have been no sales for that day on any exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. Short-term investments maturing in 60 days or less and investments in the Institutional Liquid Reserves Fund are valued at amortized cost, which approximates market value, or at original cost, which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. Investments for which there are no such quotations, or quotations which do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board of Trustees.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date, net of any applicable foreign taxes withheld. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund’s investment adviser deems creditworthy under guidelines approved by the Trust’s Board of Trustees (the “Board”). Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Securities subject to repurchase agreements are held by the Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Securities Purchased on a When-Issued Basis:

The Funds may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Item 2. Controls and Procedures.

(a)          Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Victory Institutional Funds

By (Signature and Title)*	/s/ David L. Hughes
David L. Hughes
Treasurer

Date	March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David L. Hughes
David L. Hughes
Treasurer

Date	March 31, 2006

By (Signature and Title)*	/s/ David C. Brown
David C. Brown
President

Date	March 31, 2006